4. Operating segments	12 Months Ended
Dec. 31, 2017
Operating Segments
Operating segments

The following provides summarized information of the operating segments for the years ended December 31, 2017, 2016 and 2015:

		Equity investees
2017	Electric Power Generation	Natural Gas Transport and Distribution	Others	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	5,956,596	6,621,959	502,035	(7,123,994)	5,956,596
Cost of sales	(2,742,147)	(4,366,884)	(322,057)	4,688,941	(2,742,147)
Administrative and selling expenses	(651,168)	(1,188,068)	-	1,188,068	(651,168)
Other operating income	640,480	2,232,236	-	(2,232,236)	640,480
Other operating expenses	(92,497)	-	-	-	(92,497)

Operating income	3,111,264	3,299,243	179,978	(3,479,221)	3,111,264

Other (expenses) income	(817,307)	(708,732)	(35,162)	1,458,895	(102,306)

Net income for the segment	2,293,957	2,590,511	144,816	(2,020,326)	3,008,958
Share in the net income for the segment	2,293,957	670,189	44,812	-	3,008,958

		Equity investees
2016	Electric Power Generation	Natural Gas Transport and Distribution	Others	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	3,562,721	3,852,158	388,014	(4,240,172)	3,562,721
Cost of sales	(2,069,752)	(3,166,223)	(243,796)	3,410,019	(2,069,752)
Administrative and selling expenses	(445,412)	(603,502)	-	603,502	(445,412)
Other operating income	1,137,736	-	-	-	1,137,736
Other operating expenses	(84,845)	125,878	-	(125,878)	(84,845)

Operating income	2,100,448	208,311	144,218	(352,529)	2,100,448

Other (expenses) income	(917,099)	(69,174)	(24,249)	240,936	(769,586)

Net income for the segment	1,183,349	139,137	119,969	(111,593)	1,330,862
Share in the net income for the segment	1,183,349	103,176	44,337	-	1,330,862

		Equity investees
2015	Electric Power Generation	Natural Gas Transport and Distribution	Others	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	2,654,180	1,339,636	338,303	(1,677,939)	2,654,180
Cost of sales	(1,397,365)	(1,064,934)	(208,935)	1,273,869	(1,397,365)
Administrative and selling expenses	(371,485)	(421,764)	(5,852)	427,616	(371,485)
Other operating income	735,517	17,510	-	(17,510)	735,517
Other operating expenses	(52,702)	-	-	-	(52,702)

Operating income	1,568,145	(129,552)	123,516	6,036	1,568,145

Other (expenses) income	(401,396)	148,659	587	(105,856)	(358,006)

Net income for the segment	1,166,749	19,107	124,103	(99,820)	1,210,139
Share in the net income for the segment	1,166,749	24,066	19,324	-	1,210,139

Major customers

During the years ended December 31, 2017, 2016 and 2015 revenues from CAMMESA amounted to 5,648,272, 3,345,744 and 2,506,529 or 95%, 94% and 94%, respectively, arising from sales in the electric power generation segment.